Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,297,623,629.80
Total Fee Amount	199,893.26
Total Offset Amount	0
Net Fee	$ 199,893.26
Offering Table N/A
Offset Table N/A	N/A